SEGMENT INFORMATION	12 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 12. SEGMENT INFORMATION

In accordance with ASC 280-10, Segment Reporting: Overall, the CODM reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Company as a whole; hence, the Company has only one operating segment.

The Company’s segment profit or loss is measured using gross profit, which is the primary performance metric utilized by management to evaluate the financial results and to make decisions regarding resource allocation. Although gross profit is reviewed by management for operational analysis, operating income (loss) is the primary measure used by the Company’s chief operating decision maker (CODM) for segment performance assessment and resource allocation. The Company concluded that the CODM is Mr. Li Hsien “Larry” Wong, CEO.

	As of March 31, and for the years ended March 31,
Item	2025	2024	2023
Revenue	$202,007	$530,606	$1,099,225
Cost of revenue	113,376	355,664	750,740
Gross profit	88,631	174,942	348,485
Operating expenses	775,846	262,281	186,500
Segment operating income (loss)	(687,215)	(87,339)	161,985
Segment other income (expense)	(27,465)	(5,858)	12,283
Segment assets	367,927	353,920	181,415